Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Movement in Allowance for Doubtful Accounts

The movement in the allowance for doubtful accounts during the periods presented is as follows:

years ended of December 31 (in millions)	2014	2013	2012

Balance at beginning of year	$21	$20	$19
Additions	3	2	2
Deductions from reserves	(4)	(1)	(1)

Balance at end of year	$20	$21	$20

Inventories

as of December 31 (in millions)	2014	2013

Raw materials	$524	$529
Work in process	976	971
Finished goods	460	422

Total	$1,960	$1,922

Property, Plant and Equipment, Net

as of December 31 (in millions)	2014	2013

Land	$105	$99
Buildings and leasehold improvements	1,260	1,240
Machinery and equipment	2,259	2,101
Construction in progress	2,109	1,518

Total property, plant and equipment, at cost	5,733	4,958
Accumulated depreciation	(1,541)	(1,582)

Property, plant and equipment (PP&E), net	$4,192	$3,376